                     THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT VUL-2

                                  DECEMBER 31, 1997
                                    ANNUAL REPORT


                            SEPARATE ACCOUNT VUL-2 FUNDING
        EQUIBUILDER II-TM-  AND EQUIBUILDER III-TM- FLEXIBLE PREMIUM VARIABLE
                               LIFE INSURANCE POLICIES


                             Principal office located at:

                                  #1 Franklin Square
                             Springfield, Illinois  62713


                        Annual Report Dated December 31, 1997

--------------------------------------------------------------------------------

                                  DECEMBER 31, 1997

                                    ANNUAL REPORT

                           VARIABLE INSURANCE PRODUCTS FUND

                         VARIABLE INSURANCE PRODUCTS FUND II


                             Principal office located at:

                                 82 Devonshire Street
                             Boston, Massachusetts 02109


                        Annual Report Dated December 31, 1997

--------------------------------------------------------------------------------
The Annual Report of Separate Account VUL-2 is prepared and provided by The American Franklin Life Insurance Company. The Annual Reports of the Variable Insurance Products Fund and the Variable Insurance Products
Fund II are prepared by Fidelity Investments.

--------------------------------------------------------------------------------

This Annual Report is not to be construed as an offering for sale of any American Franklin Life policy. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF NET ASSETS
DECEMBER 31, 1997

                                                             MONEY               EQUITY-
                                                             MARKET              INCOME              GROWTH           OVERSEAS
                                                            DIVISION            DIVISION            DIVISION          DIVISION
                                                          ----------------------------------------------------------------------
ASSETS - Investments in Variable Insurance Products
  Fund and Variable Insurance Products Fund II, at
  fair value (Cost:  See below)                             $3,120,690         $39,861,417         $51,757,864       $9,219,983

LIABILITIES - Due to General Account                           (10,526)            (18,723)            (39,825)          (5,705)
                                                          ----------------------------------------------------------------------

NET ASSETS                                                  $3,110,164         $39,842,694         $51,718,039       $9,214,278
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

Unit value, at December 31, 1997                            $   126.37         $    291.45         $    264.35       $   170.08
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

Units outstanding, at December 31, 1997                         24,611             136,705             195,644           54,175
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

Cost of Investments                                         $3,135,250         $31,762,665         $39,803,529       $8,291,249
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


         HIGH             INVESTMENT            ASSET               INDEX              ASSET               CONTRA-
        INCOME            GRADE BOND           MANAGER               500              MANAGER:              fUND
       DIVISION            DIVISION            DIVISION            DIVISION       GROWTH DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------
     $2,416,480          $2,011,512         $26,502,212         $17,361,588          $4,078,334         $13,184,894


         (1,582)             (1,002)            (20,601)            (11,188)             (2,773)             (8,442)
------------------------------------------------------------------------------------------------------------------------

     $2,414,898          $2,010,510         $26,481,611         $17,350,400          $4,075,561         $13,176,452
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     $   165.81          $   146.29         $    200.91         $    226.02          $   165.92         $    174.12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

         14,564              13,744             131,808              76,766              24,563              75,672
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

     $2,172,860          $1,877,304         $22,398,305         $14,359,056          $3,569,525         $11,294,540
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

                                                             MONEY               EQUITY-
                                                             MARKET              INCOME              GROWTH           OVERSEAS
                                                            DIVISION            DIVISION            DIVISION          DIVISION
                                                          ----------------------------------------------------------------------
NET INVESTMENT INCOME

Income
  Dividends from Variable Insurance Products Fund             $182,030          $2,548,247        $  1,307,633         $606,526
  and Variable Insurance Products Fund II
Expenses
  Mortality and expense risk charge                             23,614             230,070             319,604           60,600
                                                          ----------------------------------------------------------------------

Net investment income (expense)                                158,416           2,318,177             988,029          545,926

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS

  Net realized gain                                                  -             241,758             381,365           61,268

  Net unrealized appreciation (depreciation):

    Beginning of year                                           (8,346)          4,288,372           6,366,508          786,945

    End of year                                                (14,560)          8,098,752          11,954,335          928,734
                                                          ----------------------------------------------------------------------
  Net change in unrealized appreciation
   (depreciation) during the year                               (6,214)          3,810,380           5,587,827          141,789
                                                          ----------------------------------------------------------------------

Net realized and unrealized gain (loss) on investments          (6,214)          4,052,138           5,969,192          203,057
                                                          ----------------------------------------------------------------------

Net increase in net assets resulting from operations          $152,202          $6,370,315          $6,957,221         $748,983
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


         HIGH             INVESTMENT            ASSET               INDEX              ASSET               CONTRA-
        INCOME            GRADE BOND           MANAGER               500              MANAGER:              fUND
       DIVISION            DIVISION            DIVISION            DIVISION       GROWTH DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------

       $109,941            $100,671          $2,519,534            $247,126            $  2,248            $174,269


         12,988              13,529             173,975              81,823              17,644              62,797
------------------------------------------------------------------------------------------------------------------------

         96,953              87,142           2,345,559             165,303             (15,396)            111,472

         16,743              11,679             150,118             203,061              18,249              65,136

         73,140              90,495           2,931,994             862,708              78,770             583,917

        243,620             134,208           4,103,907           3,002,532             508,809           1,890,354
------------------------------------------------------------------------------------------------------------------------

        170,480              43,713           1,171,913           2,139,824             430,039           1,306,437
------------------------------------------------------------------------------------------------------------------------

        187,223              55,392           1,322,031           2,342,885             448,288           1,371,573
------------------------------------------------------------------------------------------------------------------------

       $284,176            $142,534          $3,667,590          $2,508,188            $432,892          $1,483,045
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
STATEMENTS OF CHANGES IN NET ASSETS

                                                             MONEY               EQUITY-
                                                             MARKET              INCOME              GROWTH           OVERSEAS
                                                            DIVISION            DIVISION            DIVISION          DIVISION
FOR THE YEAR ENDED DECEMBER 31, 1997                      ----------------------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                          $   158,416         $ 2,318,177         $   988,029       $  545,926
  Net realized gain on investments                                   -             241,758             381,365           61,268
  Net change in unrealized appreciation
    (depreciation) on investments                               (6,214)          3,810,380           5,587,827          141,789
                                                          ----------------------------------------------------------------------
Net increase in net assets from operations                     152,202           6,370,315           6,957,221          748,983
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            15,768,314          12,119,616          14,879,501        2,855,311
  Transfers for policy related transactions                 (1,274,078)         (5,951,910)         (7,325,640)      (1,502,429)
  Transfers between Separate Account VUL-2's
    Divisions, net                                         (14,692,099)          3,478,823           2,739,351          369,757
                                                          ----------------------------------------------------------------------
Net increase (decrease) in net assets from policy
    related transactions                                      (197,863)          9,646,529          10,293,212        1,722,639
                                                          ----------------------------------------------------------------------

Increase (decrease) in net assets                              (45,661)         16,016,844          17,250,433        2,471,622
Net assets, beginning of year                                3,155,825          23,825,850          34,467,606        6,742,656
                                                          ----------------------------------------------------------------------

Net assets, end of year                                     $3,110,164         $39,842,694         $51,718,039       $9,214,278
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

                                                             MONEY              EQUITY-
                                                             MARKET              INCOME              GROWTH           OVERSEAS
                                                            DIVISION            DIVISION            DIVISION          DIVISION
FOR THE YEAR ENDED DECEMBER 31, 1996                      ----------------------------------------------------------------------

CHANGE IN NET ASSETS
FROM OPERATIONS:
  Net investment income (expense)                          $    90,006         $   494,647         $ 1,305,736       $   81,863
  Net realized gain on investments                                   -             119,363             217,472           72,428
  Net change in unrealized appreciation
    (depreciation) on investments                                8,305           2,103,869           2,290,153          475,238
                                                          ----------------------------------------------------------------------
Net increase in net assets from operations                      98,311           2,717,879           3,813,361          629,529
FROM POLICY RELATED TRANSACTIONS:
  Net contract purchase payments                            14,105,404           8,358,063          11,727,262        2,440,157
  Transfers for policy related transactions                   (745,614)         (3,518,149)         (5,082,906)      (1,085,007)
  Transfers between Separate Account VUL-2's
    Divisions, net                                         (12,247,504)          3,540,795           4,024,505         (158,617)
                                                          ----------------------------------------------------------------------
Net increase in net assets from policy related
    transactions                                             1,112,286           8,380,709          10,668,861        1,196,533
                                                          ----------------------------------------------------------------------

Increase in net assets                                       1,210,597          11,098,588          14,482,222        1,826,062
Net assets, beginning of year                                1,945,228          12,727,262          19,985,384        4,916,594
                                                          ----------------------------------------------------------------------

Net assets, end of year                                     $3,155,825         $23,825,850         $34,467,606       $6,742,656
                                                          ----------------------------------------------------------------------
                                                          ----------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS


         HIGH             INVESTMENT            ASSET               INDEX              ASSET               CONTRA-
        INCOME            GRADE BOND           MANAGER               500              MANAGER:              fUND
       DIVISION            DIVISION            DIVISION            DIVISION       GROWTH DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------
     $   96,953          $   87,142         $ 2,345,559         $   165,303          $  (15,396)        $   111,472
         16,743              11,679             150,118             203,061              18,249              65,136

        170,480              43,713           1,171,913           2,139,824             430,039           1,306,437
------------------------------------------------------------------------------------------------------------------------
        284,176             142,534           3,667,590           2,508,188             432,892           1,483,045

        936,633             525,371           5,954,601           6,747,739           1,946,149           6,031,891
       (374,337)           (329,478)         (3,858,162)         (2,283,537)           (707,474)         (1,947,161)

        339,645             (21,180)            109,203           3,935,049           1,105,963           2,638,620
------------------------------------------------------------------------------------------------------------------------
        901,941             174,713           2,205,642           8,399,251           2,344,638           6,723,350
------------------------------------------------------------------------------------------------------------------------

      1,186,117             317,247           5,873,232          10,907,439           2,777,530           8,206,395
      1,228,781           1,693,263          20,608,379           6,442,961           1,298,031           4,970,057
------------------------------------------------------------------------------------------------------------------------

     $2,414,898          $2,010,510         $26,481,611         $17,350,400          $4,075,561         $13,176,452
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------


         HIGH             INVESTMENT            ASSET               INDEX              ASSET               CONTRA-
        INCOME            GRADE BOND           MANAGER               500              MANAGER:              fUND
       DIVISION            DIVISION            DIVISION            DIVISION       GROWTH DIVISION          DIVISION
------------------------------------------------------------------------------------------------------------------------
     $   39,298          $   56,393         $   950,642          $   33,984          $   56,162          $   (6,210)
          8,967               3,089             212,679              55,003               3,633              14,914

         39,105              (6,922)          1,427,096             753,837              83,858             580,665
------------------------------------------------------------------------------------------------------------------------
         87,370              52,560           2,590,417             842,824             143,653             589,369

        533,704             486,742           5,498,237           2,673,909             654,319           2,330,711
       (192,712)           (275,951)         (3,080,444)           (790,840)           (178,249)           (624,350)

        360,417             107,298            (498,477)          2,664,359             437,562           1,823,964
------------------------------------------------------------------------------------------------------------------------

        701,409             318,089           1,919,316           4,547,428             913,632           3,530,325
------------------------------------------------------------------------------------------------------------------------

        788,779             370,649           4,509,733           5,390,252           1,057,285           4,119,694
        440,002           1,322,614          16,098,646           1,052,709             240,746             850,363
------------------------------------------------------------------------------------------------------------------------
     $1,228,781          $1,693,263         $20,608,379          $6,442,961          $1,298,031          $4,970,057
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997

1.   NATURE OF OPERATIONS

     The American Franklin Life Insurance Company (American Franklin) is a wholly-owned subsidiary of The Franklin Life Insurance Company. American Franklin established Separate Account VUL-2 (Account) as a unit investment trust registered under the Investment Company Act of 1940. The Account, which consists of ten investment divisions, was established on April 9, 1991 in conformity with Illinois Insurance Law. The assets in each division are invested in units of beneficial interest (shares) of a designated portfolio (Portfolio) of two mutual funds, sponsored by Fidelity Investments, Variable Insurance Products Fund and Variable Insurance Products Fund II (Funds). The Money Market, Equity-Income, Growth, Overseas, and High Income Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund, while the Investment Grade Bond, Asset Manager, Index 500, Asset Manager: Growth and Contrafund Divisions of the Account are invested in shares of a corresponding Portfolio of Variable Insurance Products Fund II. The Account's financial statements should be read in conjunction with the financial statements of the Funds. The Account commenced operations on September 30, 1991.

     The Account was established by American Franklin to support the operations of American Franklin's EquiBuilder II-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder II Policies). The Account also supports the operations of American Franklin's EquiBuilder III-TM- Flexible Premium Variable Life Insurance Policies (EquiBuilder III Policies) (the EquiBuilder II Policies and the EquiBuilder III Policies are referred to
     collectively as the Policies).   At December 31, 1997, American Franklin
     had obtained the necessary state insurance department approvals for the sale of the EquiBuilder III Policies in 46 states.

     Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin Life Insurance Company, acts as the principal underwriter, as defined in the Investment Company Act of 1940, of the Policies. The assets of the Account are the property of American Franklin. The portion of the Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business American Franklin may conduct.

     The net assets of the Account may not be less than the reserves applicable to the Policies. Assets may also be set aside in American Franklin's General Account based on the amounts allocated under the Policies to American Franklin's Guaranteed Interest Division and for policy loans. Additional assets are set aside in American Franklin's General Account to provide for (i) the unearned portion of the monthly charges for mortality and expense risk charges made under the Policies and (ii) other policy benefits.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies of the Account are as follows:

     Investments in shares of the Funds are carried at fair value. Investments in shares of the Funds are valued at the net asset values of the respective Portfolios of the Funds corresponding to the investment divisions of the Account. Investment transactions are recorded on the trade date.
     Dividends are recorded as received. Realized gains and losses on sales of the Funds' shares are determined based on the specific identification method.

     The operations of the Account are included in the federal income tax return of American Franklin. Under the provisions of the Policies, American Franklin has the right to charge the Account for federal income tax attributable to the Account. No charge is currently being made against the Account for such tax since, under current tax law, American Franklin pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, American Franklin retains the right to charge for any federal income tax incurred which is attributable to the Account if the law is changed. Charges for state and local taxes, if any, attributable to the Account may also be made.

3.  SALES AND ADMINISTRATIVE CHARGES

     Certain jurisdictions require that deductions be made from premium payments for taxes. The amount of such deductions varies and may be up to 5% of the premium. With respect to the EquiBuilder III Policies, American Franklin makes a sales expense deduction equal to 5% of each premium paid during any policy year up to a "target" premium, which is based on the annual premium for a fixed whole life insurance policy on the life of the insured person (no sales expense deduction is made for premiums in excess of the target premium paid during that policy year). The balance remaining after any such deduction, the net premium, is placed by American Franklin in a Policy Account established for each policyowner. Each month American Franklin makes a charge against each Policy Account for: administrative expenses (currently $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect); and cost of insurance, which is based on the insured person's age, sex, risk class, amount of insurance, and additional benefits, if any. In addition, American Franklin will make charges for the following: a partial withdrawal of net cash surrender value (currently $25 or 2% of the amount withdrawn, whichever is less); an increase in the face amount of insurance (currently a $1.50 administrative charge for each $1,000 increase up to a maximum charge of $300); and a transfer between investment divisions in any policy year in which four transfers have already been made (up to $25 for each additional transfer in a given policy year). Charges may also be made for providing more than one illustration of policy benefits to a given policyholder. American Franklin assumes mortality and expense risks related to the operations of the Account and deducts a charge from the assets of the Account at an effective annual rate of .75% of the Account's net assets to cover these risks. The total charges paid by the Account to American Franklin were $18,890,000 and $12,166,000 in 1997 and 1996, respectively.

     During the first ten years a Policy is in effect, a surrender charge may be deducted from a Policy Account by American Franklin if: the Policy is surrendered for its net cash surrender value, the face amount of the Policy is reduced or the Policy is permitted to lapse. The maximum total surrender charge applicable to a particular Policy is specified in the Policy and is equal to 50% of one target premium. This maximum will not vary based on the amount of premiums paid or when they are paid. At the end of the sixth policy year and at the end of each of the four succeeding policy years, the maximum surrender charge is reduced by an amount equal to 20% of the initial maximum surrender charge until, after the end of the tenth policy year, there is no surrender charge. Subject to the maximum surrender charge, the surrender charge with respect to the EquiBuilder II Policies will equal 30% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years, and the surrender charge with respect to the EquiBuilder III Policies will equal 25% of actual premiums paid during the first policy year up to one target premium, plus 9% of all other premiums actually paid during the first ten policy years.

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997

4.   SUMMARY OF UNIT VALUES AND CHANGES IN OUTSTANDING UNITS

     Unit value information and a summary of changes in outstanding units is shown below:

FOR THE YEAR ENDED DECEMBER 31, 1997

                                              MONEY               EQUITY-                                               HIGH
                                              MARKET              INCOME              GROWTH           OVERSEAS        INCOME
                                             DIVISION            DIVISION            DIVISION          DIVISION       DIVISION
                                           --------------------------------------------------------------------------------------

Unit value, beginning of year                $120.68             $236.34             $223.47           $152.96        $141.63
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

Unit value, end of year                      $126.37             $291.45             $264.35           $170.08        $165.81
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------
Number of units outstanding,
    beginning of year                         26,149             100,813             154,236            44,082          8,676

Net contract purchase payments               127,542              45,380              60,016            16,843          6,070

Transfers for policy related transactions    (10,304)            (22,424)            (29,564)           (8,917)        (2,437)

Transfers between Separate Account
    VUL-2's Divisions, Net                  (118,776)             12,936              10,956             2,167          2,255
                                           --------------------------------------------------------------------------------------

Number of units outstanding, end of year      24,611             136,705             195,644            54,175         14,564
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

                                            INVESTMENT
                                               GRADE              ASSET               INDEX         ASSET MANAGER:     CONTRA-
                                               BOND              MANAGER               500              GROWTH          fUND
                                             DIVISION            DIVISION            DIVISION          DIVISION       DIVISION
                                           --------------------------------------------------------------------------------------

Unit value, beginning of year                $135.81             $171.77             $178.33           $137.89        $145.66
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

Unit value, end of year                      $146.29             $200.91             $226.02           $165.92        $174.12
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

Number of units outstanding,
    beginning of year                         12,468             119,978              36,130             9,413         34,121

Net contract purchase payments                 3,764              31,902              32,530            12,503         37,070

Transfers for policy related transactions     (2,338)            (20,496)            (11,120)           (4,526)       (11,863)

Transfers between Separate Account
    VUL-2's Divisions, Net                      (150)                424              19,226             7,173         16,344
                                           --------------------------------------------------------------------------------------

Number of units outstanding, end of year      13,744             131,808              76,766            24,563         75,672
                                           --------------------------------------------------------------------------------------
                                           --------------------------------------------------------------------------------------

THE AMERICAN FRANKLIN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VUL-2
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
December 31, 1997


5.   REMUNERATION OF MANAGEMENT

     The Account incurs no liability or expense for remuneration to directors, members of advisory boards, officers or any other person who might provide a service for the Account, except as described in Note 3.

                            REPORT OF INDEPENDENT AUDITORS


Board of Directors
The American Franklin Life Insurance Company
Policyowners of Separate Account VUL-2


We have audited the accompanying statement of net assets of Separate Account VUL-2 (comprising, respectively, the Money Market, Equity-Income, Growth, Overseas, High Income, Investment Grade Bond, Asset Manager, Index 500, Asset
Manager: Growth and Contrafund Divisions) as of December 31, 1997, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the two years then ended. These financial statements are the responsibility of Separate Account VUL-2 management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting Separate Account VUL-2 at December 31, 1997, and the results of their operations for the year then ended and changes in net assets for each of the two years then ended in conformity with generally accepted accounting principles.




                                                  /s/ Ernst & Young LLP




Chicago, Illinois
January 30, 1998